Fair Value of Financial Instruments - Schedule of liabilities at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 0
Level 1 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	8,697	$ 0
Level 1 | Fair Value, Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	8,697
Level 1 | Fair Value, Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0
Level 1 | Fair Value, Recurring | Sponsor Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0
Level 1 | Fair Value, Recurring | Series B Preferred Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		0
Level 1 | Fair Value, Recurring | Series C Preferred Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		0
Level 2 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Level 2 | Fair Value, Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0
Level 2 | Fair Value, Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0
Level 2 | Fair Value, Recurring | Sponsor Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0
Level 2 | Fair Value, Recurring | Series B Preferred Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		0
Level 2 | Fair Value, Recurring | Series C Preferred Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		0
Level 3 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	8,228	558
Level 3 | Fair Value, Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0
Level 3 | Fair Value, Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	3,496
Level 3 | Fair Value, Recurring | Sponsor Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 4,732
Level 3 | Fair Value, Recurring | Series B Preferred Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		508
Level 3 | Fair Value, Recurring | Series C Preferred Stock Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		$ 50